Long-Term Debt and Other Financial Liabilities, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Annual Principal Payments [Abstract]
Total	$ 207,917	$ 173,289
Long-Term Debt and Other Financial Liabilities [Member]
Annual Principal Payments [Abstract]
Twelve month period ending June 30, 2022	32,102
Twelve month period ending June 30, 2023	63,205
Twelve month period ending June 30, 2024	30,206
Twelve month period ending June 30, 2025	27,354
Thereafter	55,050
Total	$ 207,917